Business combinations (Subsidiary transferred from joint venture) (Financial information) (Detail) - Shanxi Xiaoyi Energy [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about business combination [line items]
Revenue	¥ 704
Net Profit	¥ 228